UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer			New York, NY			11/6/2000
Signature				City, State			Date

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total:	$ 142,953
						(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


			tittle										voting 	authority
			of			value		shares	sh/  put/	invstmt		other
name of issuer		class	cusip		(x$1000)	prn amt	prn  call	dscretn		managers	 sole	shared	none
-----------------	-------	-------		-------		------- ---- -----	--------	---------	-----	-----	-------
ACTUANT CORP CL A	common	00508x104	111		28400			X				 28,400
ALLIED CAPITAL CORP.	common	01903q108	1861		89700			X			 	 8,000 	 	81,700
AMER INTL GROUP		common	026874107	2310		24150			X						24,150
AMERICA ONLINE INC.	common	02364j104	3233		60150			X		 		 1,100 	 	59,050
AMERICAN HOME PROD.	common	026609107	1289		22800			X						22,800
AMGEN			common	031162100	1117		16000			X						16,000
AMPHENOL CORP. NEW A	common	032095101	1431		25150			X						25,150
ANADARKO PETE CORP.	common	032511107	3336		50200			X						50,200
ANHEUSER-BUSCH		common	035229103	2961		70000			X		 		  6,000 	64,000
APPLIED MATERIALS INC.	common	038222105	759		12800			X						12,800
APW LIMITED		common	g04397108	2647		54300			X						54,300
ASK JEEVES INC.		common	045174109	537		28000			X		 		  200 		27,800
BANK OF NEW YORK	common	064057102	4036		72000			X						72,000
BAXTER INTERNATIONAL	common	071813109	263		3300			X						3,300
BELLSOUTH CORP.		common	079860102	961		23900			X		 		  3,400 	20,500
BP AMOCO		common	055622104	429		8104			X						8,104
BRISTOL-MYERS SQUIBB	common	110122108	2847		49850			X		 		  10,000 	39,850
CHASE MANHATTAN CORP.	common	16161A108	1192		25825			X						25,825
CISCO SYSTEMS INC.	common	17275R102	14134		255828			X				  9,000 	246,828
CLEAR CHANNEL COMM	common	184502102	1129		19983			X						19,983
COASTAL CORP		common	190441105	1156		15600			X				  1,800 	13,800
COCA COLA		common	191216100	705		12800			X				  8,000 	4,800
COMPAQ COMPUTER		common	204493100	263		9550			X						9,550
COMPUTER SCIENCES	common	205363104	2541		34230			X						34,230
COORS ADOLPH CO CLB	common	217016104	2258		35750			X						35,750
COX COMM INCOME		conv p	224044305	1324		24750			X				  2,000 	22,750
CVS AUTOMATIC (TRACES)	conv p	126645209	318		3925			X				  2,200 	1,725
CVS CORPORATION		common	126650100	1998		43150			X						43,150
DISNEY WALT PRODTNS.	common	254687106	3478		90950			X						90,950
EL PASO ENERGY CORP.	common	283905107	218		3550			X			 	  3,000 	550
ENRON CORP.		common	293561106	227		2600			X						2,600
EQUITABLE RESOURCES	common	294549100	202		3200			X				 3,200 		-
EXXON MOBIL CORP.	common	30231g102	572		6424			X						6,424
FLEETBOSTON FINANCIAL	common	339030108	2458		63050			X			 	 4,400 		58,650
FLEXTRONICS INTL	common	y2573f102	1585		19300			X						19,300
GENERAL ELECTRIC	common	369604103	9952		172527			X			 	16,200 	 	156,327
GENERAL MOTORS H	common	370442832	217		5850			X					 	5,850
HAVERTY FURNITURE	common	419596101	1162		106300			X					 	106,300
HELMERICH & PAYNE INC.	common	423452101	1538		42600			X					 	42,600
I-2 TECHNOLOGIES INC.	common	465754109	318		1700			X					 	1,700
INFINITY BRDCAST	common	45662s102	1019		30900			X					 	30,900
INTEL CORP.		common	458140100	2770		66650			X					 	66,650
INTL. BUSINESS MACH	common	459200101	7903		70252			X						70,252
JOHNSON & JOHNSON	common	478160104	366		3900			X					 	3,900
KENT ELECTRONICS CORP.	common	490553104	1746		73150			X				 		73,150
KINDER MORGAN ENERGY	common	494550106	336		7105			X					 	7,105
LUCENT TECHNOLOGIES	common	549463107	235		7700			X					 	7,700
MDU RES GROUP INC.	common	552690109	256		8625			X					 	8,625
MELLON FINL CORP.	common	58551a108	422		9100			X					 	9,100
MERCK & CO. INC.	common	589331107	5343		71789			X		 		7,200 		64,589
MICROSOFT		common	594918104	226		3750			X			 	300 		3,450
MILLIPORE CORP		common	601073109	3101		64032			X			 	2,100 		61,932
NOBLE AFFILIATES	common	654894104	1388		37400			X					 	37,400
NORTHERN TRUST		common	665859104	711		8000			X					 	8,000
PEPSICO INC.		common	713448108	460		10000			X					 	10,000
PETRLEO BRAS		common	71654v408	1349		44900			X					 	44,900
PETROCHINA CO 		common	71646e100	1587		80400			X					 	80,400
PROCTER & GAMBLE	common	742718109	331		4950			X					 	4,950
PURCHASESOFT INC.	common	746145101	39		12500			X					 	12,500
QWEST COMMUNICATIONS	common	749121109	277		5771			X					 	5,771
ROYAL DUTCH PTLM CO.	common	780257804	1807		30150			X					 	30,150
SAFEWAY INC COM NEW	common	786514208	2717		58200			X			 	5,000 		53,200
SANTA FE INTERNATIONAL	common	g7805c108	2550		56600			X					 	56,600
SAP AG PFD ORD NPV P	forgn			426		1800			X					 	1,800
SCHERING-PLOUGH CORP	common	806605101	316		6800			X					 	6,800
SCHLUMBERGER		common	806857108	2232		27125			X					 	27,125
SEAGRAM CO		conv p	811850205	482		9250			X					 	9,250
SOLECTRON CORP.		common	834182107	4165		90300			X					 	90,300
STILWELL FINL INC	common	860831106	217		5000			X					 	5,000
TIDEWATER INC.		common	886423102	4538		99750			X					 	99,750
TIFFANY & CO. NEW	common	886547108	3455		89600			X					 	89,600
USX MARATHON GROUP	common	902905827	2245		79150			X			 	4,000 		75,150
VODAFONE GROUP PLC	common	92857W100	286		7750			X					 	7,750
WAL MART STORES INC.	common	931142103	348		7250			X					 	7,250
WATERS CORPORATION	common	941848103	6523		73300			X					 	73,300
WELLS FARGO & CO.	common	949746101	1341		29200			X			 	2,700 		26,500
WILLIAMS COS INC.	common	969457100	367		8700			X					 	8,700

